UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6456

Nuveen Premier Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premier Municipal Income Fund, Inc. (NPF)
	January 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.6% (1.0% of Total Investments)
$ 2,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA	$ 1,999,860
	2006C-2, 5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa2	1,099,632
400	5.000%, 11/15/30	11/15 at 100.00	Baa2	331,272
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,156,920
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
4,600	Total Alabama			4,587,684
	Alaska – 0.2% (0.1% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	675,250
	Series 2006A, 5.000%, 6/01/46
	Arizona – 7.7% (4.7% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
100	5.250%, 12/01/24	12/15 at 100.00	BBB	97,578
135	5.250%, 12/01/25	12/15 at 100.00	BBB	130,372
7,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/39 –	No Opt. Call	AA	5,911,010
	FGIC Insured
7,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	AA	7,927,275
	Revenue Bonds, Series 2002B, 5.000%, 1/01/25 (UB)
6,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	Aa1	6,502,140
	Revenue Refunding Bonds, Series 2002A, 5.250%, 1/01/15
1,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	1,026,972
	5.000%, 12/01/37
21,935	Total Arizona			21,595,347
	Arkansas – 0.8% (0.5% of Total Investments)
2,155	Arkansas Development Finance Authority, State Facility Revenue Bonds, Department of Correction	11/15 at 100.00	AAA	2,306,647
	Special Needs Unit Project, Series 2005B, 5.000%, 11/01/25 – AGM Insured
1	Stuttgart Public Facilities Board, Arkansas, Single Family Mortgage Revenue Refunding Bonds,	4/10 at 100.00	Aaa	1,439
	Series 1993A, 7.900%, 9/01/11
2,156	Total Arkansas			2,308,086
	California – 21.0% (12.9% of Total Investments)
10,000	Anaheim Public Finance Authority, California, Public Improvement Project Lease Bonds, Series	9/17 at 100.00	A	8,695,499
	2007A-1, 4.375%, 3/01/37 – FGIC Insured
5,690	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	Aa2	5,771,139
	12/01/21 – AMBAC Insured
1,350	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	Aa1	1,380,551
	Series 2005, 4.750%, 10/01/28 (UB)
1,975	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	No Opt. Call	A	2,117,259
	Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
1,700	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	1,777,707
	Series 2009B, 5.500%, 10/01/39
500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	414,590
	Health System, Series 2005A, 5.000%, 7/01/39
1,600	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,571,680
	Series 2001C, 5.250%, 8/01/31
1,025	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	A+	1,072,796
	Option Bond Trust 3175, 13.716%, 11/15/48 (IF)
4,900	California, General Obligation Bonds, Series 2004, 5.000%, 6/01/23 – AMBAC Insured	12/14 at 100.00	A–	4,953,998
1,000	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	1,062,270
	Company, Series 1996A, 5.300%, 7/01/21
25,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	20,552,496
	1995A, 0.000%, 1/01/17 (ETM)
3,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	2,417,555
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
450	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	528,062
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
6,005	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E,	7/15 at 100.00	AA–	6,294,921
	5.000%, 7/01/22 – AMBAC Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
100	5.000%, 9/01/21	9/15 at 102.00	Baa3	93,794
110	5.000%, 9/01/23	9/15 at 102.00	Baa3	101,119
64,905	Total California			58,805,436
	Colorado – 11.1% (6.7% of Total Investments)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	914,160
	Society, Series 2005, 5.000%, 6/01/29
1,150	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	1,144,653
	5.000%, 9/01/25
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	A–	397,344
	5.000%, 3/01/25
750	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004,	1/15 at 100.00	BBB+	757,193
	5.000%, 1/15/17
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
4,170	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	A+	4,340,386
6,800	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	7,036,912
	Denver, Colorado, Airport Revenue Bonds, Series 2006:
6,890	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	7,171,526
8,940	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	9,203,819
30,100	Total Colorado			30,965,993
	Connecticut – 0.7% (0.4% of Total Investments)
2,020	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	4/10 at 101.50	Baa1	2,034,180
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
	Florida – 1.8% (1.1% of Total Investments)
1,700	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	1,316,395
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%,
	4/01/30 (Alternative Minimum Tax)
2,500	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue	10/12 at 100.00	Baa1	2,647,625
	Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	958,170
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
5,200	Total Florida			4,922,190
	Georgia – 4.5% (2.7% of Total Investments)
8,050	George L. Smith II World Congress Center Authority, Atlanta, Georgia, Revenue Refunding Bonds,	7/10 at 101.00	A	8,081,234
	Domed Stadium Project, Series 2000, 5.500%, 7/01/20 – NPFG Insured (Alternative Minimum Tax)
4,105	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	A1	4,377,079
	5.125%, 11/01/17 – NPFG Insured
12,155	Total Georgia			12,458,313
	Hawaii – 0.8% (0.5% of Total Investments)
2,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	7/10 at 100.00	Baa1	2,253,083
	Company Inc., Series 1999D, 6.150%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)
	Idaho – 0.2% (0.2% of Total Investments)
65	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996E, 6.350%,	7/10 at 100.00	Aa1	65,116
	7/01/14 (Alternative Minimum Tax)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
500	5.250%, 9/01/26	9/16 at 100.00	BBB–	460,765
200	5.250%, 9/01/37	9/16 at 100.00	BBB–	173,142
765	Total Idaho			699,023
	Illinois – 10.8% (6.6% of Total Investments)
500	Chicago Public Building Commission, Illinois, General Obligation Lease Certificates, Chicago	No Opt. Call	A (4)	575,405
	Board of Education, Series 1990B, 7.000%, 1/01/15 – MBIA Insured (ETM)
8,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/24 –	No Opt. Call	AA–	4,473,373
	FGIC Insured
8,500	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.750%, 11/01/30 –	No Opt. Call	A1	9,625,484
	AMBAC Insured
200	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	166,908
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	1,104,960
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
1,500	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 2/01/17 –	2/12 at 100.00	A+	1,613,490
	FGIC Insured
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
850	5.250%, 1/01/25	1/16 at 100.00	AA	871,684
1,750	5.250%, 1/01/30	1/16 at 100.00	AA	1,801,923
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
10,575	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	A	5,062,570
10,775	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	A	4,806,620
44,320	Total Illinois			30,102,417
	Indiana – 3.5% (2.1% of Total Investments)
2,275	Anderson School Building Corporation, Madison County, Indiana, First Mortgage Bonds, Series	1/14 at 100.00	AAA	2,635,087
	2003, 5.500%, 7/15/23 (Pre-refunded 1/15/14) – AGM Insured
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A	3,349,931
	Community School Corporation, Series 2000, 0.000%, 1/15/23 – NPFG Insured
1,250	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23	7/16 at 100.00	BBB+	1,213,038
1,700	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame	3/18 at 100.00	Aaa	1,790,610
	du Lac, Refunding Series 2009., 5.000%, 3/01/36
1,000	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	BB+	832,050
	2005, 5.250%, 2/15/28
12,405	Total Indiana			9,820,716
	Iowa – 1.0% (0.6% of Total Investments)
4,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	2,933,920
	5.500%, 6/01/42
	Kentucky – 0.2% (0.1% of Total Investments)
510	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	N/R	464,681
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35
	Louisiana – 6.5% (4.0% of Total Investments)
1,310	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic	3/10 at 100.00	AAA	1,311,913
	Assisted Care Facility, Series 1995, 6.850%, 9/01/25
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	1,372,710
	Series 2007A, 5.500%, 5/15/47
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
825	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	808,954
8,880	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AA	8,505,886
5	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-1, 16.834%, 5/01/41 –	5/16 at 100.00	AA	4,160
	FGIC Insured (IF)
3,950	Morehouse Parish, Louisiana, Pollution Control Revenue Bonds, International Paper Company,	No Opt. Call	BBB	4,126,052
	Series 2002A, 5.700%, 4/01/14
2,090	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,969,031
	Series 2001B, 5.875%, 5/15/39
18,560	Total Louisiana			18,098,706
	Maine – 0.8% (0.5% of Total Investments)
2,150	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2004A-2, 5.000%,	5/13 at 100.00	AA+	2,203,729
	11/15/21 (Alternative Minimum Tax)
	Maryland – 1.2% (0.8% of Total Investments)
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	2,049,680
	Series 2004, 5.375%, 8/15/24
1,550	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	A	1,441,950
	Health, Series 2006A, 4.750%, 7/01/36 – NPFG Insured
3,550	Total Maryland			3,491,630
	Massachusetts – 1.6% (1.0% of Total Investments)
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	949,640
	5.625%, 10/01/24
3,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/24	1/14 at 100.00	A (4)	3,420,150
	(Pre-refunded 1/01/14) – FGIC Insured
4,000	Total Massachusetts			4,369,790
	Michigan – 3.9% (2.4% of Total Investments)
2,925	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/17 – SYNCORA	4/13 at 100.00	BB	2,594,446
	GTY Insured
4,600	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	A	4,028,956
	7/01/34 – FGIC Insured
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2	980,400
	2006A, 5.000%, 12/01/31 (UB)
170	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	Baa3	133,256
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
3,025	Wayne County, Michigan, Airport Revenue Refunding Bonds, Detroit Metropolitan Airport, Series	12/12 at 100.00	A	3,235,933
	2002C, 5.375%, 12/01/19 – FGIC Insured
11,720	Total Michigan			10,972,991
	Minnesota – 4.6% (2.8% of Total Investments)
4,350	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A2	4,408,421
1,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds,	2/14 at 100.00	N/R (4)	1,146,960
	Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.250%, 2/15/21
	(Pre-refunded 2/15/14)
2,290	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,	12/13 at 100.00	Baa1	2,349,632
	HealthPartners Inc., Series 2003, 6.000%, 12/01/20
530	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas,	10/14 at 100.00	A2	558,806
	Series 2004-5Y, 5.250%, 10/01/19
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,062,450
3,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street,	12/13 at 100.00	AA+	3,189,810
	Series 2003, 5.250%, 12/01/20
12,170	Total Minnesota			12,716,079
	Mississippi – 0.9% (0.5% of Total Investments)
2,325	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,388,147
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 1.1% (0.6% of Total Investments)
100	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	96,736
	Regional Hospital, Series 2006, 5.000%, 3/01/22
2,880	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	2,854,915
	Health System, Series 2004, 5.500%, 2/15/24
2,980	Total Missouri			2,951,651
	Nebraska – 1.3% (0.8% of Total Investments)
1,580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	No Opt. Call	Aa3	1,685,971
	Medical Center, Series 2003, 5.000%, 11/15/16
1,105	Grand Island, Nebraska, Electric System Revenue Bonds, Series 1977, 6.100%, 9/01/12 (ETM)	3/10 at 100.00	A1 (4)	1,192,173
515	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	778,556
	City 2, Series 2006A, 19.774%, 2/01/49 – BHAC Insured (IF)
3,200	Total Nebraska			3,656,700
	Nevada – 1.5% (0.9% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	4,121,760
	(WI/DD, Settling 2/03/10)
	New Hampshire – 2.3% (1.4% of Total Investments)
1,110	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College,	6/19 at 100.00	AA+	1,362,969
	Tender Option Bond Trust 09-7W, 13.903%, 6/01/39 (IF)
5,000	New Hampshire Housing Finance Authority, FHLMC Multifamily Housing Remarketed Revenue Bonds,	7/10 at 101.00	Aaa	5,073,100
	Countryside LP, Series 1994, 6.100%, 7/01/24 (Alternative Minimum Tax)
6,110	Total New Hampshire			6,436,069
	New Jersey – 5.6% (3.5% of Total Investments)
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P,	9/15 at 100.00	AA–	1,073,350
	5.250%, 9/01/24
3,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,448,320
	5.500%, 6/15/24 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	AA–	5,097,750
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	AA–	1,912,600
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	1,583,640
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AAA	2,654,200
43,000	Total New Jersey			15,769,860
	New York – 20.4% (12.5% of Total Investments)
	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
660	6.000%, 7/15/30	1/20 at 100.00	BBB–	675,880
1,600	0.000%, 7/15/44	No Opt. Call	BBB–	136,576
10,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/10 at 101.00	AAA	10,258,399
	Facilities Revenue Bonds, 1999 Resolution, Series 2000B, 5.500%, 5/15/30 (Pre-refunded
	5/15/10) – AGM Insured
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	1,599,360
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
2,200	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	2,005,630
	2/15/47 – NPFG Insured
7,500	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006A,	6/16 at 100.00	AA+	8,037,750
	5.000%, 12/01/25 – FGIC Insured (UB)
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	5,219,650
	Series 2002A, 5.125%, 11/15/21 – FGIC Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	2,135,600
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/23 – AMBAC Insured
4,265	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22 (UB)	10/13 at 100.00	AA	4,467,588
1,200	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	AA	1,345,932
4,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	4,306,120
910	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Trust 2364,	11/15 at 100.00	Aa1	984,948
	17.254%, 11/15/44 – BHAC Insured (IF)
3,250	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	A+	3,397,128
	5.250%, 6/01/22
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
6,460	5.000%, 1/01/25 – FSA Insured (UB)	7/15 at 100.00	AAA	6,765,493
2,580	5.000%, 1/01/26 – FSA Insured (UB)	7/15 at 100.00	AAA	2,693,056
1,850	New York State Urban Development Corporation, Service Personal Income Tax Revenue Bonds,	3/15 at 100.00	AAA	1,957,411
	Series 2005B, 5.000%, 3/15/24 – AGM Insured (UB)
1,000	New York State Urban Development Corporation, Subordinate Lien Corporate Purpose Bonds, Series	7/14 at 100.00	A	1,051,360
	2004A, 5.125%, 1/01/22
55,975	Total New York			57,037,881
	North Carolina – 4.3% (2.6% of Total Investments)
10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	No Opt. Call	A	11,950,986
	1993B, 6.000%, 1/01/22 – CAPMAC Insured
	Ohio – 2.8% (1.7% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
100	5.125%, 6/01/24	6/17 at 100.00	BBB	92,928
1,050	5.875%, 6/01/30	6/17 at 100.00	BBB	906,497
1,055	5.750%, 6/01/34	6/17 at 100.00	BBB	877,264
2,355	5.875%, 6/01/47	6/17 at 100.00	BBB	1,806,897
4,000	Ohio, Solid Waste Revenue Bonds, Republic Services Inc., Series 2004, 4.250%, 4/01/33	No Opt. Call	BBB	3,899,800
	(Mandatory put 4/01/14) (Alternative Minimum Tax)
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	N/R	233,600
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25
8,810	Total Ohio			7,816,986
	Oklahoma – 1.1% (0.7% of Total Investments)
450	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	363,650
	5.375%, 9/01/36
2,725	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	2,697,015
	System, Series 2006, 5.000%, 12/15/36 (UB)
44	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	43,181
	System, Series 2006, Trust 3500, 8.479%, 12/15/36 (IF)
3,219	Total Oklahoma			3,103,846
	Oregon – 1.2% (0.7% of Total Investments)
	Oregon, General Obligation Bonds, State Board of Higher Education, Series 2004A:
1,795	5.000%, 8/01/21	8/14 at 100.00	AA	1,970,318
1,240	5.000%, 8/01/23	8/14 at 100.00	AA	1,316,000
3,035	Total Oregon			3,286,318
	Pennsylvania – 1.9% (1.2% of Total Investments)
2,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A	2,038,480
	5.000%, 12/01/23 – NPFG Insured
4,500	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AAA	3,277,620
	6/01/33 – AGM Insured
6,500	Total Pennsylvania			5,316,100
	Puerto Rico – 0.8% (0.5% of Total Investments)
3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	2,185,710
	2009A, 0.000%, 8/01/32
	Rhode Island – 2.1% (1.3% of Total Investments)
5,890	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	5,944,306
	Series 2002A, 6.000%, 6/01/23
	South Carolina – 8.3% (5.1% of Total Investments)
2,500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	2,574,150
	Assets for Education, Series 2003, 5.250%, 12/01/24
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	4,591,860
	GROWTH, Series 2004, 5.250%, 12/01/23
3,340	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/13 at 100.00	AA	3,571,028
	2003, 5.250%, 12/01/19 (UB)
3,620	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.250%,	5/13 at 100.00	AA–	3,726,500
	5/01/21 – AMBAC Insured
310	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	349,547
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
1,190	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	1,169,139
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue
	Bonds, Palmetto Health Alliance, Series 2003C:
4,895	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	5,740,122
605	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	712,188
750	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/12 at 100.00	BBB (4)	782,168
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)
21,615	Total South Carolina			23,216,702
	South Dakota – 0.6% (0.4% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,779,820
	Hospitals, Series 2004A, 5.500%, 11/01/31
	Tennessee – 1.4% (0.8% of Total Investments)
2,060	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	A (4)	2,077,613
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – MBIA Insured
1,600	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	1,558,624
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
400	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	232,000
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37
4,060	Total Tennessee			3,868,237
	Texas – 7.1% (4.4% of Total Investments)
1,075	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	10/13 at 101.00	CCC	616,029
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	3,148,380
	5/15/25 – NPFG Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
400	5.250%, 8/15/21	No Opt. Call	BBB–	391,192
600	5.125%, 8/15/26	No Opt. Call	BBB–	550,572
2,265	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	A	2,331,840
	Corporation, Series 2003C, 5.250%, 5/15/25 – AMBAC Insured
290	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/11 at 100.00	AAA	300,524
	2001, 5.375%, 2/15/26
1,710	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/11 at 100.00	AAA	1,799,963
	2001, 5.375%, 2/15/26 (Pre-refunded 2/15/11)
950	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	963,215
	5.750%, 1/01/38
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	474,010
	2001C, 5.200%, 5/01/28
3,000	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	2,969,760
	Series 2007A, 5.000%, 2/15/36 (UB)
185	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	179,983
	Texas Health Resources Project, Trust 1031, 12.132%, 2/15/36 (IF)
	Texas Tech University, Financing System Revenue Bonds, 9th Series 2003:
3,525	5.250%, 2/15/18 – AMBAC Insured	8/13 at 100.00	AA	3,831,710
2,250	5.250%, 2/15/19 – AMBAC Insured	8/13 at 100.00	AA	2,428,583
20,250	Total Texas			19,985,761
	Utah – 0.1% (0.1% of Total Investments)
320	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001D, 5.500%, 1/01/21	7/11 at 100.00	Aaa	323,075
	(Alternative Minimum Tax)
25	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1996C, 6.450%, 7/01/14	7/10 at 100.00	Aaa	25,047
	(Alternative Minimum Tax)
20	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997F, 5.750%, 7/01/15	7/10 at 100.00	Aaa	20,679
	(Alternative Minimum Tax)
365	Total Utah			368,801
	Washington – 5.9% (3.6% of Total Investments)
2,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	2,205,460
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – NPFG Insured
7,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aaa	7,863,240
	2003A, 5.500%, 7/01/16 (UB)
3,160	King County Public Hospital District 2, Washington, Limited Tax General Obligation Bonds,	6/11 at 101.00	AA–	3,233,723
	Evergreen Hospital Medical Center, Series 2001A, 5.250%, 12/01/24 – AMBAC Insured
1,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital,	No Opt. Call	Baa2	1,001,260
	Series 2003, 6.000%, 12/01/23
2,200	Washington, General Obligation Refunding Bonds, Series 1992A and 1992AT-6, 6.250%, 2/01/11	No Opt. Call	AA+	2,255,330
15,360	Total Washington			16,559,013
	West Virginia – 1.6% (1.0% of Total Investments)
2,000	West Virginia Water Development Authority, Infrastructure Revenue Bonds, Series 2003A, 5.500%,	10/13 at 101.00	AAA	2,337,800
	10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
2,150	West Virginia Water Development Authority, Loan Program II Revenue Bonds, Series 2003B,	11/13 at 101.00	A–	2,257,565
	5.250%, 11/01/23 – AMBAC Insured
4,150	Total West Virginia			4,595,365
	Wisconsin – 6.1% (3.7% of Total Investments)
5,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare	7/11 at 100.00	A–	5,683,438
	Inc., Series 2001, 6.000%, 7/01/30
160	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	131,790
	Healthcare, Series 2006, 5.000%, 5/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,006,520
	Series 2004, 5.375%, 5/01/18
205	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA–	208,629
	Health Obligated Group, Series 2001, 5.375%, 10/01/30
2,145	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA– (4)	2,327,883
	Health Obligated Group, Series 2001, 5.375%, 10/01/30 (Pre-refunded 10/01/11)
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/10 at 101.00	BBB+	5,053,900
	Series 1999, 6.250%, 2/15/18 – RAAI Insured
2,500	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB)	5/16 at 100.00	AA	2,601,600
16,680	Total Wisconsin			17,013,760
	Wyoming – 0.5% (0.3% of Total Investments)
1,350	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB+	1,250,113
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 504,395	Total Investments (cost $442,022,649) – 163.4%			457,083,136
	Floating Rate Obligations – (21.6)%			(60,373,400)
	Other Assets Less Liabilities – 3.5%			9,937,052
	Preferred Shares, at Liquidation Value – (45.3)% (5)			(126,850,000)
	Net Assets Applicable to Common Shares – 100%			$ 279,796,788

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$457,083,136	$ —	$457,083,136

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $388,201,114.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 23,195,742
Depreciation	(14,683,092)
Net unrealized appreciation (depreciation) of investments	$ 8,512,650

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (”Standard & Poor’s”) or Moody’s Investor Service,
Inc. (”Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.8%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premier Municipal Income Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 1, 2010